Credit Facilities, Senior Notes and Mortgage Notes Payable (Unsecured Credit Facility Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2014	May 01, 2013	Dec. 17, 2014	Jul. 31, 2014
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		100	$ 100
Maximum the credit facility may be increased up until		850	850
Term Loan [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity				225
Unsecured credit facility term	5 years
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity				350	550
Unsecured credit facility term	4 years
Line of credit facility accordion feature	100
Debt extension period	1 year
Credit facility availability		550	550
Maximum percentage of unencumbered asset pool capitalized value		60.00%	60.00%
Unencumbered asset pool debt service ratio		1.70%	1.70%
Unencumbered asset pool debt yield limit		14.00%	14.00%
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of credit outstanding		2.5	2.5
Maximum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity						150
Maximum [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate percentage		2.20%
Maximum [Member] | Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate percentage		1.20%
Maximum [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate percentage		2.25%
Maximum [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate percentage		1.25%
Minimum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity						75
Minimum [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate percentage		1.65%
Minimum [Member] | Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate percentage		0.65%
Minimum [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate percentage		1.70%
Minimum [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate percentage		0.70%
Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility agreement date	May 01, 2013
Credit facility maximum borrowing capacity		30	30	575	650
Unsecured credit facility term			5 years
Letter of credit outstanding		239.8	239.8
Credit facility covenant terms		(i) the outstanding principal balance of the loans and letter of credit liabilities cannot exceed the unencumbered asset pool availability (as defined in the credit agreement), (ii) a maximum leverage ratio of total indebtedness to gross asset value not in excess of 60%, (iii) a minimum fixed charge coverage ratio (defined as the ratio of consolidated EBITDA, subject to certain adjustments, to consolidated fixed charges) for the prior two most recently-ended calendar quarters of not less than 1.70 to 1.00, (iv) tangible net worth of at least $645 million plus 85% of the sum of net equity offering proceeds and the value of interests in the Operating Partnership issued upon contribution of assets to the Operating Partnership or its subsidiaries, (v) unhedged variable rate debt not greater than 35% of gross asset value and (vi) a maximum distribution payout ratio of the greater of (a) 95% of our “funds from operations” (as defined in the agreement) and (b) the amount required for QTS to qualify as a REIT under the Code.
Fixed charge coverage ratio		1.70%	1.70%
Credit facility covenant minimum tangible net worth		645	645
Credit facility covenant, maximum distribution payout ratio of funds from operations		95.00%	95.00%
Percentage change in maximum leverage ratio required for incremental decrease in interest rate		5.00%	5.00%
Debt instrument variable interest rate percentage		1.84%
Derivative, Variable Interest Rate		35.00%	35.00%
Unsecured Credit Facility [Member] | Operating Partnership [Member]
Debt Instrument [Line Items]
Credit facility covenant, percentage ownership requirements in addition to minimum tangible net worth		85.00%	85.00%
Unsecured Credit Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Letter of credit outstanding		100.0	100.0		100.0
Unsecured Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit outstanding		139.8	$ 139.8
Unsecured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Leverage ratio		60.00%	60.00%